Significant restructuring transaction, mergers and acquisitions and investments- Alibaba Pictures (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Feb. 28, 2019
Acquisition
Impairment charges relating to the equity method investments			¥ 493	¥ 18,153	¥ 245
Cash consideration			48,206	17,300	41,836
The allocation of the purchase price at the date of acquisition
Goodwill				162,149	125,420		$ 39,477	¥ 264,935
Total purchase price is comprised of:
- cash consideration			¥ 48,206	17,300	¥ 41,836
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods			16 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods			5 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods			20 years
Alibaba Pictures
Acquisition
Cash consideration	$ 1,250	¥ 1,069
Equity interest in consolidated subsidiary (as a percent)							51.00%	51.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired								¥ 11,032
Goodwill								20,052
Deferred tax liabilities								(844)
Noncontrolling interests								(16,899)
Total								17,298
Total purchase price is comprised of:
- cash consideration	$ 1,250	1,069
- fair value of previously held equity interests		16,229
Total		¥ 17,298
Cash, cash equivalents and short-term investments								4,444
Investment securities								4,365
Weighted average amortization period	11 years 3 months 18 days	11 years 3 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition			¥ 5,825
Alibaba Pictures | Maximum
Total purchase price is comprised of:
Estimated amortization periods	15 years	15 years
Alibaba Pictures | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets								2,269
Alibaba Pictures | License
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets								934
Alibaba Pictures | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets								533
Alibaba Pictures | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets								¥ 221
Alibaba Pictures
Acquisition
Deconsolidation gain arising from the revaluation of the Company's remaining equity interest						¥ 24,734
Impairment charges relating to the equity method investments				¥ 18,116
Equity interest (as a percent)									49.00%